Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of Other Current Liabilities

($ millions)	2018	2017
Long-term compensation liability	6.5	17.7
Lease inducement	3.4	3.4
Onerous contracts provision	2.6	2.9
Decommissioning liability	26.9	33.7
Other current liabilities	39.4	57.7